13F-HR
<SEQUENCE>1
<FILENAME>armb06302008.txt
13F-HR - armb06302008.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              July 24, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  76,676
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                        FORM 13F INFORMATION TABLE
                                        Alaska Retirement Management Board
                                        June 30, 2008

COLUMN 1                        COLUMN 2 COLUMN 3     COLUMN 4 COLUMN 5  COLUMN 6  COLUMN 7        COLUMN 8

                                TITLE                VALUE    SHARES/    SH/  PUT/ INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS CUSIP       (x$1000) PRN AMT   PRN  CALL  DSCRETN  MGRS   SOLE  SHARED NONE
--------------
APARTMENT INVT + MGMT CO        AIV     CLASS A          1464  43011     SH       SOLE             43011
AVALONBAY CMNTYS INC            AVB     COM              2442  27400     SH       SOLE             27400
BOSTON PROPERTIES INC           BXP     COM              3545  39300     SH       SOLE             39300
BRANDYWINE RLTY TR              BDN     SH BEN INT NE     841  53400     SH       SOLE             53400
BRE PROPERTIES INC              BRE     CLASS A          1099  25400     SH       SOLE             25400
CAMDEN PPTY TR                  CPT     SH BEN INT       1221  27600     SH       SOLE             27600
CBL + ASSOC PPTYS INC           CBL     COM               938  41100     SH       SOLE             41100
COLONIAL PPTYS TR               CLP     COM SH BEN IN     756  37800     SH       SOLE             37800
CORPORATE OFFICE PPTYS TR       OFC     SH BEN INT        971  28300     SH       SOLE             28300
DCT INDUSTRIAL TRUST INC        DCT     COM               928 112100     SH       SOLE            112100
DEVELOPERS DIVERSIFIED RLTY     DDR     COM              1679  48400     SH       SOLE             48400
DOUGLAS EMMETT INC              DEI     COM              1280  58300     SH       SOLE             58300
DUKE REALTY CORP                DRE     COM NEW          1452  64700     SH       SOLE             64700
EQUITY LIFESTYLE PPTYS INC      ELS     COM               875  19900     SH       SOLE             19900
EQUITY RESIDENTIAL              EQR     SH BEN INT       3494  91300     SH       SOLE             91300
ESSEX PPTY TR INC               ESS     COM              1320  12400     SH       SOLE             12400
EXTRA SPACE STORAGE INC         EXR     COM               809  52700     SH       SOLE             52700
FEDERAL REALTY INVT TR          FRT     SH BEN INT NE    1642  23800     SH       SOLE             23800
FIRST INDUSTRIAL REALTY TRUS    FR      COM               879  32000     SH       SOLE             32000
GENERAL GROWTH PPTYS INC        GGP     COM              2928  83600     SH       SOLE             83600
GLIMCHER RLTY TR                GRT     SH BEN INT        657  58800     SH       SOLE             58800
HCP INC                         HCP     COM              1921  60400     SH       SOLE             60400
HIGHWOODS PPTYS INC             HIW     COM              1049  33400     SH       SOLE             33400
HOST HOTELS + RESORTS INC       HST     COM              1996 146300     SH       SOLE            146300
KILROY RLTY CORP                KRC     COM               964  20500     SH       SOLE             20500
KIMCO REALTY CORP               KIM     COM              2440  70700     SH       SOLE             70700
LIBERTY PPTY TR                 LRY     SH BEN INT       1475  44500     SH       SOLE             44500
MACERICH CO                     MAC     COM              1783  28700     SH       SOLE             28700
MACK CALI RLTY CORP             CLI     COM              1151  33700     SH       SOLE             33700
MAGUIRE PPTYS INC               MPG     COM               595  48900     SH       SOLE             48900
PENNSYLVANIA RL ESTATE INVT     PEI     SH BEN INT        786  34000     SH       SOLE             34000
PLUM CREEK TIMBER CO INC        PCL     COM              2050  48000     SH       SOLE             48000
POST PPTYS INC                  PPS     COM               830  27900     SH       SOLE             27900
PROLOGIS                        PLD     SH BEN INT       3978  73200     SH       SOLE             73200
PUBLIC STORAGE                  PSA     COM              3926  48600     SH       SOLE             48600
REGENCY CTRS CORP               REG     COM              1679  28400     SH       SOLE             28400
SIMON PPTY GROUP INC NEW        SPG     COM              6256  69600     SH       SOLE             69600
SL GREEN RLTY CORP              SLG     COM              1877  22700     SH       SOLE             22700
TANGER FACTORY OUTLET CTRS I    SKT     COM               819  22800     SH       SOLE             22800
TAUBMAN CTRS INC                TCO     COM              1235  25400     SH       SOLE             25400
U STORE IT TR                   YSI     COM               794  66500     SH       SOLE             66500
UDR INC                         UDR     COM              1378  61600     SH       SOLE             61600
VORNADO RLTY TR                 VNO     SH BEN INT       4364  49600     SH       SOLE             49600
WASHINGTON REAL ESTATE INVT     WRE     SH BEN INT        907  30200     SH       SOLE             30200
WEINGARTEN RLTY INVS            WRI     SH BEN INT       1203  39700     SH       SOLE             39700
